Related party transaction (Details 3) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Revenues - related party total	$ 697,500	$ 128,263	$ 1,344,796
Peng Ji [Member]
Relationship	limited partner of Beijing Puhui Rushun Management Consulting Center Limited Partnership
Revenues - related party total		112,704
Beijing DongfangHenghui Consulting Center (Limited Partnership) [Member]
Relationship	Shareholder of Puhui Beijing
Revenues - related party total			649,334
Beijing DongfangPuzhong Consulting Center (Limited Partnership) [Member]
Relationship	Shareholder of Puhui Beijing
Revenues - related party total			355,691
Beijing Synergetic SIFT Asset Management Co. Ltd. [Member]
Relationship	Minority shareholder of Puhui Beijing
Revenues - related party total			170,702
Xinyu Jiji Investment Center (Limited Partnership) [Member]
Relationship	Company’s investee under equity method
Revenues - related party total	$ 15,171	15,559	169,069
Beijing Rululu Consulting Center (Limited Partnership) [Member]
Relationship	Owned by Mr. Zhe Ji, shareholder of Puhui Beijing
Revenues - related party total	$ 107,214
Beijing Ruqi Consulting Center (Limited Partnership) [Member]
Relationship	Owned by Mr.Zhe Ji, shareholder of Puhui Beijing
Revenues - related party total	$ 402,053
Beijing Rusan Consulting Center (Limited Partnership) [Member]
Relationship	Owned by Mr. Zhe Ji, shareholder of Puhui Beijing
Revenues - related party total	$ 128,657
Xinyu Yuanyuan Investment Center (Limited Partnership) [Member]
Relationship	Company's investee under equity method
Revenues - related party total	$ 44,405